INVESTMENT MANAGERS SERIES TRUST II
235 West Galena Street
Milwaukee, Wisconsin  53212

October 13, 2015

Securities and Exchange Commission
100 F Street, NE
 Washington, DC 20549

Attention:  Division of Investment Management

Re:	Investment Managers Series Trust II (the “Registrant”) File No. 333-191476 and 811-22894 on behalf of the Kaizen Hedged MarketGrader 100 Fund and the Kaizen Enhanced Unconstrained Bond Fund (the “Funds”)

The Registrant is filing Post-Effective Amendment No. 42 to its Registration Statement under Rule 485(a)(2) to create two new series, the Kaizen Hedged MarketGrader 100 Fund and the Kaizen Enhanced Unconstrained Bond Fund.

Please direct your comments to the undersigned at (626) 914-1360.  Thank you.

Sincerely,

/s/ JOY AUSILI
Joy Ausili
Investment Managers Series Trust II